UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5930

        Nuveen California Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:         5/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Performance Plus Municipal Fund, Inc. (NCP)
	May 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 5.0% (3.3% of Total Investments)
$ 705	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$686,980
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
12,135	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	9,194,324
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

12,840	Total Consumer Staples			9,881,304

	Education and Civic Organizations – 6.4% (4.1% of Total Investments)
160	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	165,386
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
110	5.000%, 11/01/21	11/15 at 100.00	A2	115,108
150	5.000%, 11/01/25	11/15 at 100.00	A2	156,000
4,730	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	4,995,117
	Institutes, Series 2001, 5.500%, 10/01/21
4,730	California State University, Systemwide Revenue Bonds, Series 2002A, 5.000%, 11/01/19 –	11/12 at 100.00	AAA	4,956,993
	AMBAC Insured
2,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.125%,	5/13 at 100.00	AAA	2,131,240
	5/15/17 – AMBAC Insured

11,880	Total Education and Civic Organizations			12,519,844

	Health Care – 8.7% (5.7% of Total Investments)
2,310	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding	11/07 at 100.00	A+	2,312,957
	Bonds, Valley Memorial Hospital, Series 1993A, 6.000%, 5/01/17
1,125	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A2	1,144,373
	Series 2005, 5.000%, 11/15/34
4,535	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	4,741,524
	5.250%, 11/15/46
5,595	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	5,661,804
	Series 2006, 5.000%, 3/01/41
1,755	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,828,763
	Series 2001C, 5.250%, 8/01/31
1,355	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	AAA	1,459,647
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured

16,675	Total Health Care			17,149,068

	Housing/Multifamily – 4.7% (3.1% of Total Investments)
3,750	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine	No Opt. Call	BBB	3,785,663
	Apartment Communities Development, Series 1998A, 4.900%, 5/15/25 (Mandatory put 5/15/08)
1,500	California Statewide Community Development Authority, Student Housing Revenue Bonds, EAH –	8/12 at 100.00	A	1,576,830
	Irvine East Campus Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 – ACA Insured
3,915	Los Angeles, California, GNMA Collateralized Multifamily Housing Revenue Bonds, Ridgecroft	9/07 at 102.00	AAA	3,988,211
	Apartments, Series 1997E, 6.250%, 9/20/39 (Alternative Minimum Tax)

9,165	Total Housing/Multifamily			9,350,704

	Housing/Single Family – 0.2% (0.1% of Total Investments)
480	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AAA	510,168
	8/01/30 – FGIC Insured (Alternative Minimum Tax)

	Industrials – 0.6% (0.4% of Total Investments)
1,250	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,271,025
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Tax Obligation/General – 20.8% (13.6% of Total Investments)
5	California State, General Obligation Bonds, Series 2004, 5.250%, 4/01/34	4/14 at 100.00	A+	5,310
2,000	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/22 – CIFG Insured	8/13 at 100.00	AAA	2,124,080
	California, General Obligation Bonds, Series 2004:
500	5.000%, 2/01/23	2/14 at 100.00	A+	523,170
3,950	5.200%, 4/01/26	4/14 at 100.00	A+	4,191,227
3,550	Centinela Valley Union High School District, Los Angeles County, California, General	No Opt. Call	AAA	3,964,037
	Obligation Bonds, Series 2002A, 5.250%, 2/01/26 – MBIA Insured
3,555	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006B,	7/16 at 100.00	AAA	3,659,304
	4.750%, 1/01/27 – FGIC Insured (UB)
1,400	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,	8/14 at 102.00	AAA	1,480,038
	General Obligation Bonds, Series 2006C, 5.000%, 8/01/24 – FSA Insured
4,765	North Orange County Community College District, California, General Obligation Bonds, Series	No Opt. Call	AAA	1,900,616
	2003B, 0.000%, 8/01/27 – FGIC Insured
2,575	Oxnard School District, Ventura County, California, General Obligation Refunding Bonds, Series	2/22 at 103.00	AAA	2,999,154
	2001A, 5.750%, 8/01/30 – MBIA Insured
6,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 1993, 7.000%, 7/01/10 -	No Opt. Call	AAA	6,550,680
	MBIA Insured
	Riverside Community College District, California, General Obligation Bonds, Series 2004A:
15	5.250%, 8/01/25 – MBIA Insured	8/14 at 100.00	AAA	16,138
20	5.250%, 8/01/26 – MBIA Insured	8/14 at 100.00	AAA	21,517
325	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AAA	341,767
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
4,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	4,322,560
	Series 2003E, 5.250%, 7/01/22 – FSA Insured
1,690	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/16 at 101.00	AAA	1,686,434
	Series 2006G-1, 4.500%, 7/01/29 – FSA Insured (UB)
3,000	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/10 at 100.00	AAA	3,158,280
	Obligation Bonds, Series 2000B, 5.600%, 9/01/24 – FGIC Insured
2,200	Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo Counties,	No Opt. Call	Aaa	2,576,156
	California, General Obligation Bonds, Series 2003B, 5.625%, 8/01/24 – FSA Insured
1,440	Southwestern Community College District, San Diego County, California, General Obligation	8/15 at 102.00	AAA	1,538,856
	Bonds, Series 2005, 5.000%, 8/01/24 – MBIA Insured

40,990	Total Tax Obligation/General			41,059,324

	Tax Obligation/Limited – 26.8% (17.4% of Total Investments)
5,045	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	3/12 at 100.00	AAA	5,290,540
	2002A, 5.250%, 3/01/22 – AMBAC Insured
1,575	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/13 at 100.00	A	1,708,592
	Series 2003D, 5.500%, 6/01/20
3,010	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A	3,283,489
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/19
2,195	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA+	2,341,011
400	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AAA	420,808
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,210	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	AAA	1,272,872
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured (UB)
2,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	Aaa	2,087,940
	Participation, Series 2007, 5.000%, 9/01/36 – AMBAC Insured
1,600	Contra Costa County Public Financing Authority, California, Tax Allocation Revenue Bonds,	8/17 at 100.00	AAA	1,665,760
	Series 2007A, 5.000%, 8/01/37 (WI/DD, Settling 6/13/07) – MBIA Insured
2,500	Corona Public Financing Authority, California, Superior Lien Revenue Bonds, Series 1999A,	9/09 at 102.00	AAA	2,601,125
	5.000%, 9/01/20 – FSA Insured
1,660	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Settlement	6/15 at 100.00	AAA	1,861,375
	Revenue Bonds, Series 2005A, Residual Series 1503, 7.046%, 6/01/38 – FGIC Insured (IF)
1,045	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	AAA	1,117,157
	Series 2006, 5.250%, 9/01/36 – XLCA Insured
1,750	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	AAA	1,829,888
	5.000%, 9/01/25 – XLCA Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
195	5.000%, 9/01/26	9/16 at 100.00	N/R	195,774
450	5.125%, 9/01/36	9/16 at 100.00	N/R	454,919
730	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aaa	758,696
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,395	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AAA	1,456,157
	Participation, Series 2005, 5.000%, 3/01/22 – FSA Insured
1,000	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area	8/13 at 100.00	AAA	1,044,670
	1, Series 2003, 5.000%, 8/01/23 – MBIA Insured
350	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	363,514
	2005A, 5.000%, 9/01/35 – XLCA Insured
1,500	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	AAA	1,557,360
	Projects, Series 2005A, 5.000%, 10/01/37 – XLCA Insured
435	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	451,674
	8/01/25 – AMBAC Insured
1,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	1,118,380
	5.400%, 11/01/20 – MBIA Insured
3,485	San Jose Financing Authority, California, Lease Revenue Bonds, Series 2006, ROLS 654, 7.023%,	6/16 at 100.00	Aaa	3,923,378
	6/01/39 – AMBAC Insured (IF)
5,000	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2	8/15 at 100.00	AAA	5,201,900
	and 3, Series 2005C, 5.000%, 8/01/35 – AMBAC Insured
	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,
	Series 2003:
2,695	5.000%, 6/01/20 – MBIA Insured	6/13 at 100.00	AAA	2,826,516
1,500	5.000%, 6/01/21 – MBIA Insured	6/13 at 100.00	AAA	1,573,200
	Sweetwater Union High School District, San Diego County, California, Certificates of
	Participation, Series 2002:
2,000	5.000%, 9/01/23 – FSA Insured	9/12 at 102.00	AAA	2,089,440
4,015	5.000%, 9/01/24 – FSA Insured	9/12 at 102.00	AAA	4,203,504

49,740	Total Tax Obligation/Limited			52,699,639

	Transportation – 25.5% (16.6% of Total Investments)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,501,228
	2006, 5.000%, 4/01/31
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	6,045,910
	Bonds, Series 1999, 0.000%, 1/15/29
	Long Beach, California, Harbor Revenue Bonds, Series 2000A:
2,740	5.750%, 5/15/14 (Alternative Minimum Tax)	5/10 at 101.00	AA	2,891,714
11,885	5.750%, 5/15/15 (Alternative Minimum Tax) (4)	5/10 at 101.00	AA	12,543,071
8,550	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	AAA	8,961,340
	(Alternative Minimum Tax)
1,400	Port of Oakland, California, Revenue Bonds, Series 2002M, 5.250%, 11/01/20 – FGIC Insured	11/12 at 100.00	AAA	1,486,170
14,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	14,651,557
	Airport, Second Series 2000, Issue 25, 5.500%, 5/01/24 – FSA Insured (Alternative Minimum Tax)
2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	AAA	2,066,640
	International Airport, Second Series 2001, Issue 27B, 5.000%, 5/01/23 – FGIC Insured

48,505	Total Transportation			50,147,630

	U.S. Guaranteed – 29.4% (19.1% of Total Investments) (5)
2,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/10 at 100.00	N/R (5)	2,033,320
	County Tobacco Funding Corporation, Series 2002B, 5.125%, 6/01/20 (Pre-refunded 6/01/10)
5,250	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	5,608,838
	5/01/18 (Pre-refunded 5/01/12)
3,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	N/R (5)	3,206,640
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded 12/01/09)
5,360	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco	No Opt. Call	AAA	5,900,556
	Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/23 – FSA Insured (ETM)
5,500	California Statewide Community Development Authority, Certificates of Participation Refunding,	7/07 at 102.00	AA– (5)	5,615,775
	St. Joseph Health System, Series 1997, 5.125%, 7/01/17 (Pre-refunded 7/01/07)
3,395	California, General Obligation Bonds, Series 2004, 5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	A1 (5)	3,676,955
4,000	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	AAA	5,340,760
	Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
3,750	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	4,075,538
	Asset-Backed Bonds, Series 2003B, 5.500%, 6/01/33 (Pre-refunded 6/01/13)
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,454,350
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
2,500	Hawthorne School District, Los Angeles County, California, General Obligation Bonds, Series	11/08 at 102.00	AAA	2,615,150
	1997A, 5.500%, 5/01/22 (Pre-refunded 11/01/08) – FGIC Insured
8,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D,	7/10 at 100.00	AAA	8,383,280
	5.375%, 7/01/25 (Pre-refunded 7/01/10) – FGIC Insured
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	AAA	4,278,120
	7/01/36 (Pre-refunded 7/01/12)
	Riverside Community College District, California, General Obligation Bonds, Series 2004A:
1,470	5.250%, 8/01/25 (Pre-refunded 8/01/14) – MBIA Insured	8/14 at 100.00	AAA	1,597,258
1,960	5.250%, 8/01/26 (Pre-refunded 8/01/14) – MBIA Insured	8/14 at 100.00	AAA	2,129,677

53,185	Total U.S. Guaranteed			57,916,217

	Utilities – 9.8% (6.3% of Total Investments)
4,470	California Statewide Community Development Authority, Certificates of Participation Refunding,	6/07 at 101.00	N/R	4,390,926
	Rio Bravo Fresno Project, Series 1999A, 6.300%, 12/01/18
725	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AAA	760,786
	2003A-2, 5.000%, 7/01/21 – MBIA Insured
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AAA	524,190
	2005A-1, 5.000%, 7/01/31 – FSA Insured
715	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	751,751
	9/01/31 – XLCA Insured
10,450	Orange County Public Financing Authority, California, Waste Management System Revenue	No Opt. Call	Aaa	11,191,218
	Refunding Bonds, Series 1997, 5.250%, 12/01/13 – AMBAC Insured (Alternative Minimum Tax)
1,000	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2004T,	No Opt. Call	AAA	1,073,970
	5.250%, 5/15/23 – FGIC Insured
500	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AAA	527,395
	2002Q, 5.250%, 8/15/22 – FSA Insured

18,360	Total Utilities			19,220,236

	Water and Sewer – 15.9% (10.3% of Total Investments)
1,000	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 100.00	AAA	1,059,800
	Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – FSA Insured
2,500	El Centro Financing Authority, California, Water Revenue Bonds, Series 2006A, 4.750%,	10/16 at 100.00	AAA	2,549,925
	10/01/31 – FSA Insured
490	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	512,212
	5.000%, 4/01/36 – MBIA Insured
4,770	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2004C,	7/14 at 100.00	AAA	5,140,581
	5.250%, 7/01/20 – MBIA Insured
2,500	Pajaro Valley Water Management Agency, California, Revenue Certificates of Participation,	3/09 at 101.00	AAA	2,599,400
	Series 1999A, 5.750%, 3/01/29 – AMBAC Insured
5,985	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	12/10 at 101.00	AA	6,333,686
	2000A, 5.250%, 12/01/12
750	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AAA	788,558
	2006, 5.000%, 12/01/36 – FGIC Insured
4,000	Sacramento County Sanitation District Financing Authority, California, Revenue Refunding	No Opt. Call	AAA	4,565,000
	Bonds, Series 2001, 5.500%, 12/01/20 – AMBAC Insured
4,585	Santa Maria, California, Subordinate Water and Wastewater Revenue Certificates of	8/12 at 101.00	AAA	4,933,964
	Participation, Series 1997A, 5.550%, 8/01/27 – AMBAC Insured
1,700	South Gate Utility Authority, California, Subordinate Revenue Bonds, Water and Sewer System	10/11 at 102.00	AAA	1,768,612
	Projects, Series 2001, 5.000%, 10/01/22 – FGIC Insured
945	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems	7/13 at 100.00	BBB+	990,746
	Project, Series 2003, 5.625%, 7/01/43

29,225	Total Water and Sewer			31,242,484

$ 292,295	Total Investments (cost $289,182,748) – 153.8%			302,967,643

	Floating Rate Obligations – (2.2)%			(4,302,000)

	Other Assets Less Liabilities – 2.2%			4,314,570

	Preferred Shares, at Liquidation Value – (53.8)%			(106,000,000)

	Net Assets Applicable to Common Shares – 100%			$196,980,213

Forward Swaps outstanding at May 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation)

JPMorgan	$25,300,000	Receive	3-Month USD-LIBOR	5.630%	Semi-Annually	7/27/07	7/27/10	$(218,716)
Morgan Stanley	7,100,000	Pay	3-Month USD-LIBOR	5.816	Semi-Annually	7/27/07	7/27/29	184,538

								$ (34,178)

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Portion of the investment, with an aggregate market value of $548,792, has been pledged to collateralize the net payment obligations under forward swap contracts.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS 140.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At May 31, 2007, the cost of investments was $284,699,580.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2007, were as follows:

Gross unrealized:
Appreciation	$14,141,711
Depreciation	(175,410)

Net unrealized appreciation (depreciation) of investments	$13,966,301

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Performance Plus Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         July 27, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        July 27, 2007

* Print the name and title of each signing officer under his or her signature.